Stock Warrants - Narrative (Details) - $ / shares		9 Months Ended
	Jul. 30, 2021	Sep. 30, 2021	Sep. 14, 2021	Jul. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		8,074,164			1,118,000	790,000
Number of shares called by each warrant (in shares)	1	1
Exercise price of warrant (in dollars per share)	$ 11.50	$ 11.50
Period which warrants or rights are exercisable	5 years
Number of shares of common stock called by warrants (in shares)			8,074,164
Number of warrants exercised (in shares)	631,000	0
Issuance of common stock from net exercises of warrants (in shares)	448,000
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,574,164	2,574,000		5,166,667
Warrants, forfeited (in shares)	2,592,503
Period where warrants are not transferable, assignable or salable, after merger completion		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,500,000	5,500,000
Exercise price of warrant (in dollars per share)		$ 11.50
Warrants, minimum number of days for written notice of redemption		30 days
Redemption price per warrant (in dollars per share)		$ 0.01
Reference value of common stock for warrants to be redeemed (in dollars per share)		$ 18.00
Warrant, number of trading days of sale price of common stock for redemption		20 days
Warrant, number of consecutive trading days		30 days
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		0